PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
9. PROPERTY AND EQUIPMENT, NET

Property and equipment consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB

Buildings	127,914	128,050
Capital lease of property	12,000	12,000
Motor vehicles	4,054	4,783
Office and computer equipment	69,804	67,555
Leasehold improvements	72,542	80,339
Sub-total	286,314	292,727
Less: accumulated depreciation	(117,891)	(126,794)
Total	168,423	165,933

For the years ended December 31, 2016, 2017 and 2018, depreciation expenses were RMB 17,620, RMB 17,103 and RMB 19,973, respectively, which were recorded in cost of revenues, selling and marketing expenses, general and administrative expenses and research and development expenses.

The capital leases of properties of Shenyang K-12 School was RMB 12,000, which commenced from December 30, 2010. As at December 31, 2017 and 2018, the accumulated depreciation of Shenyang K-12 School’s capital lease of properties were RMB 4,350 and RMB 4,950 respectively. For the years ended December 31, 2016, 2017 and 2018, depreciation expenses were RMB 600, RMB 600 and RMB 600 respectively and recorded in cost of revenues.

As of December 31, 2018, the Group is in the process of applying for the building ownership certificates for certain buildings with a total net carrying value of approximately RMB 32,838.